UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY



                  Investment Company Act file number: 811-08822
                                                      ---------

                       Capital Management Investment Trust
                       -----------------------------------
               (Exact name of registrant as specified in charter)


116 South Franklin Street, Post Office Box 69, Rocky Mount, North Carolina 27802
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)


                                Julian G. Winters
116 South Franklin Street, Post Office Box 69, Rocky Mount, North Carolina 27802
--------------------------------------------------------------------------------
                    (Name and address of agent for service)


        Registrant's telephone number, including area code: 252-972-9922
                                                            ------------

                      Date of fiscal year end: November 30
                                               -----------

                   Date of reporting period: February 28, 2006
                                             -----------------

ITEM 1.  SCHEDULE OF INVESTMENTS


Capital Management Mid-Cap Fund

Schedule of Investments
(Unaudited)

As of February 28, 2006

------------------------------------------------------------------------------------------------------------------------------------
                                                     Market Value                                                      Market Value
                                        Shares         (Note 1)                                           Shares         (Note 1)
------------------------------------------------------------------   ---------------------------------------------------------------

COMMON STOCKS - 68.33%                                               Metals-Diversified - 2.86%
                                                                     *  Oregon Steel Mills Inc.           13,000       $    492,440
                                                                                                                       ------------
Aerospace/Defense - 2.65%
  L-3 Communications Holdings           5,500       $    457,105     Mining - 5.16%
                                                    ------------        Cameco Corporation                14,000            519,680
                                                                        Newmont Mining Corp.               7,000            370,440
Banks - 2.31%                                                                                                          ------------
  Commerce Bancorp, Inc.               12,000            398,040                                                            890,120
                                                    ------------                                                       ------------
                                                                     Miscellaneous Manufacturing - 2.33%
Beverages - 2.60%                                                    *  Pentair Inc.                      10,000            401,500
* Constellation Brands, Inc.           17,000            447,780                                                       ------------
                                                    ------------
                                                                     Pharmaceuticals - 2.01%
Biotechnology - 1.69%                                                   Teva Pharmaceutical
* Medimmune Inc.                        8,000            291,920           Industries Ltd.                 8,244            346,166
                                                    ------------                                                       ------------

Commercial Services - 2.92%                                          Retail - 2.75%
* FTI Consulting, Inc.                 18,000            502,920     *  Tractor Supply Co.                 7,500            473,850
                                                    ------------                                                       ------------

Computers - 2.56%                                                    Semiconductors - 4.04%
* Affiliated Computer Services          7,000            440,440     *  Advanced Micro Devices, Inc.      18,000            696,060
                                                    ------------                                                       ------------

Electric - 5.06%                                                     Software - 1.93%
  Edison International                 10,000            443,600     *  Activision, Inc.                  26,666            333,325
  SCANA Corporation                    10,500            428,190                                                       ------------
                                                    ------------
                                                         871,790     Transportation - 2.33%
                                                    ------------        CNF, Inc.                          8,000            401,440
                                                                                                                       ------------
Electronics - 8.14%
  Amphenol Corporation                  8,500            426,955     Water - 2.89%
  Diebold, Inc.                         6,000            240,000        Aqua America Inc.                 17,333            498,150
* Flextronics International Ltd.       30,000            323,700                                                       ------------
  Garmin Ltd.                           6,000            412,920
                                                    ------------     Total Common Stocks (Cost $8,554,740)               11,775,928
                                                       1,403,575                                                       ------------
                                                    ------------

Environmental Control - 4.71%
  Republic Services, Inc.              10,000            388,700     INVESTMENT COMPANIES - 8.97%
* Stericycle, Inc.                      7,000            423,150        Evergreen Institutional US
                                                    ------------           Government Money Market Fund  772,720            772,720
                                                         811,850        Merrimac Cash Series
                                                    ------------           Nottingham Shares             772,721            772,721
Forest Products & Paper - 2.38%                                                                                        ------------
  Weyerhaeuser Company                  6,000            409,740
                                                    ------------     Total Investment Companies -
                                                                        (Cost $1,545,441)                                 1,545,441
Healthcare - Products - 2.41%                                                                                          ------------
  Dentsply International, Inc.          7,300            416,027
                                                    ------------     Total Investments (Cost $10,100,181) - 77.30%     $ 13,321,369
                                                                     Other Assets less Liabilities - 22.70%               3,911,232
Healthcare - Services - 2.15%                                                                                          ------------
  Quest Diagnostics Inc.                7,000            370,090
                                                    ------------     Net Assets - 100.00%                              $ 17,232,601
                                                                                                                       ============
Internet - 2.45%
* Emdeon Corp.                         40,000            421,600
                                                    ------------
                                                                     *  Non-income producing investment.
                                                                                                                        (Continued)


Capital Management Mid-Cap Fund

Schedule of Investments
(Unaudited)

As of February 28, 2006

------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------   ---------------------------------------------------------------

Aggregate  cost for financial  reporting and federal  income tax     Summary of Investments by Industry
purposes is the same. Unrealized  appreciation/(depreciation) of                                         % of Net
investments  for  financial  reporting  and  federal  income tax     Industry                             Assets          Value
purposes is as follows:                                              --------------------------------------------------------------
                                                                     Aerospace/Defense                     2.65%      $    457,105
Aggregate gross unrealized appreciation             $  3,231,655     Banks                                 2.31%           398,040
Aggregate gross unrealized depreciation             $    (10,467)    Beverages                             2.60%           447,780
                                                    ------------     Biotechnology                         1.69%           291,920
                                                                     Commercial Services                   2.92%           502,920
Net unrealized appreciation                         $  3,221,188     Computers                             2.56%           440,440
                                                    ============     Electric                              5.06%           871,790
                                                                     Electronics                           8.14%         1,403,575
                                                                     Environmental Control                 4.71%           811,850
Note 1 - Investment Valuation                                        Forest Products & Paper               2.38%           409,740
                                                                     Healthcare - Products                 2.41%           416,027
The  Fund's  investments  in  securities  are  carried at value.     Healthcare - Services                 2.15%           370,090
Securities  listed on an exchange or quoted on a national market     Internet                              2.45%           421,600
system  are  valued  at the last  sales  price  as of 4:00  p.m.     Metals-Diversified                    2.86%           492,440
Eastern Time.  Securities traded in the NASDAQ  over-the-counter     Investment Companies                  8.97%         1,545,441
market  are  generally  valued at the  NASDAQ  Official  Closing     Mining                                5.16%           890,120
Price.  Other securities traded in the  over-the-counter  market     Miscellaneous Manufacturing           2.33%           401,500
and listed  securities  for which no sale was  reported  on that     Pharmaceuticals                       2.01%           346,166
date are valued at the most  recent bid  price.  Securities  and     Retail                                2.75%           473,850
assets  for  which  representative  market  quotations  are  not     Semiconductors                        4.04%           696,060
readily  available (e.g., if the exchange on which the portfolio     Software                              1.93%           333,325
security is principally traded closes early or if trading of the     Transportation                        2.33%           401,440
particular  portfolio security is halted during the day and does     Water                                 2.89%           498,150
not resume prior to the Fund's net asset value  calculation)  or     --------------------------------------------------------------
which  cannot  be  accurately  valued  using the  Fund's  normal     Total                                77.30%      $ 13,321,369
pricing  procedures  are valued at fair value as  determined  in good faith under policies approved by the Trustees.  A portfolio security's  "fair  value"  price may differ  from the price next available for that  portfolio  security  using the Fund's normal pricing procedures. Investment companies are valued at net asset value. Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value.

Capital Management Small-Cap Fund

Schedule of Investments
(Unaudited)

As of February 28, 2006

------------------------------------------------------------------------------------------------------------------------------------
                                                     Market Value                                                      Market Value
                                        Shares         (Note 1)                                           Shares         (Note 1)
------------------------------------------------------------------   ---------------------------------------------------------------

COMMON STOCKS - 98.15%                                               Oil & Gas Services - 16.98%
                                                                        Gulf Island Fabrication, Inc.     11,000       $    250,030
Biotechnology - 9.11%                                                *  Hornbeck Offshore Services Inc.   10,000            321,600
*u Crucell NV                          15,000       $    372,450     *  Input/Output Inc.                 40,000            302,400
*  Illumina Inc.                       20,000            508,600     *  Oceaneering International Inc.     4,600            253,644
                                                    ------------     *  SEACOR Holdings Inc.               3,155            230,221
                                                         881,050     *  Universal Compression
                                                    ------------           Holdings Inc.                   6,500            284,375
Electric - 3.49%                                                                                                       ------------
   Cleco Corporation                   15,000            337,350                                                          1,642,270
                                                    ------------                                                       ------------

Electronics - 5.94%                                                  Pharmaceuticals - 5.85%
*  Checkpoint Systems Inc.             10,500            299,880     *   Vaxgen Inc.                      25,000            286,250
*  Dionex Corporation                   5,000            274,350     *   VCA Antech, Inc.                 10,000            279,500
                                                    ------------                                                       ------------
                                                         574,230                                                            565,750
                                                    ------------                                                       ------------

Energy - Alternate Sources - 2.74%                                   Savings & Loans - 2.24%
*  Synteroleum Corporation             30,000            264,600        Sterling Financial
                                                    ------------           Corporation/WA                  7,500            217,050
                                                                                                                       ------------

Engineering & Construction - 3.04%
u  Chicago Bridge & Iron                                             Semiconductors - 6.55%
      Company NV                       12,000            293,640     *  Brooks Automation Inc.            18,000            282,420
                                                    ------------     *  Photronics, Inc.                  20,000            351,400
                                                                                                                       ------------
                                                                                                                            633,820
Gas - 2.37%                                                                                                            ------------
   South Jersey Industries Inc.         8,000            228,800     Software - 2.52%
                                                    ------------     *  Parametric Technology
                                                                           Corporation                    16,000            243,520
                                                                                                                       ------------
Healthcare - Products - 5.59%
*  ResMed Inc.                          7,400            300,366
*  Respironics Inc.                     6,600            239,976     Telecommunications - 6.98%
                                                    ------------     *  Arris Group Inc.                  25,000            317,250
                                                         540,342     *  Broadwing Corporation             40,000            358,400
                                                    ------------                                                       ------------
                                                                                                                            675,650
Household Products/Wares - 2.81%
   John H Harland Company               7,500            271,425
                                                    ------------     Water - 8.84%
                                                                        Aqua America Inc.                 10,000            287,400
Internet - 3.28%                                                        Southwest Water Company           31,446            568,229
*  Online Resources Corporation        25,000            317,500                                                       ------------
                                                    ------------                                                            855,629
                                                                                                                       ------------

Mining - 2.13%                                                       Total Common Stocks (Cost $7,009,403)                9,493,436
*u Bema Gold Corporation               50,000            206,500                                                       ------------
                                                    ------------

Oil & Gas - 7.69%                                                    INVESTMENT COMPANY - 1.84%
   Cabot Oil & Gas Corporation          6,000            271,560        Merrimac Cash Series Nottingham Shares
   Cimarex Energy Co.                   6,000            255,960           (Cost $177,576)               177,576            177,576
                                                                                                                       ------------
*  Pride International, Inc.            7,000            216,790
                                                    ------------
                                                         744,310     Total Investments (Cost $7,186,979) - 99.99%      $  9,671,012
                                                    ------------
                                                                     Other Assets Less Liabilities- 0.01%                     2,808
                                                                                                                       ------------
                                                                     Net Assets - 100.00%                              $  9,673,820
                                                                                                                       ============


                                                                                                                        (Continued)

Capital Management Small-Cap Fund

Schedule of Investments
(Unaudited)

As of February 28, 2006

------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------   ---------------------------------------------------------------

Aggregate  cost for financial  reporting and federal  income tax     Note 1 - Investment Valuation
purposes is the same. Unrealized  appreciation/(depreciation) of
investments  for  financial  reporting  and  federal  income tax     The Fund's  investments  in securities  are carried at value.
purposes is as follows:                                              Securities  listed on an  exchange  or  quoted on a  national market  system are valued at the last sales  price as of 4:00
                                                                     p.m.   Eastern   Time.   Securities   traded  in  the  NASDAQ
Aggregate gross unrealized appreciation             $  2,553,058     over-the-counter  market are  generally  valued at the NASDAQ
Aggregate gross unrealized depreciation             $    (69,025)    Official  Closing  Price.  Other  securities  traded  in  the
                                                    ------------     over-the-counter  market and listed  securities  for which no
Net unrealized appreciation                         $  2,484,033     sale was  reported on that date are valued at the most recent
                                                    ============     bid price.  Securities  and  assets for which  representative market  quotations are not readily  available  (e.g.,  if the
*  Non-income producing investment.                                  exchange  on which  the  portfolio  security  is  principally
u  American Depositary Receipt.                                      traded closes early or if trading of the particular portfolio security is halted  during the day and does not resume  prior to the Fund's net asset value calculation) or which cannot be
The  following  acronyms  and  abbreviations  are  used  in this     accurately valued using the Fund's normal pricing  procedures
portfolio:                                                           are valued at fair value as  determined  in good faith  under policies  approved by the  Trustees.  A portfolio  security's
                                                                     "fair value"  price may differ from the price next  available
NV - Naamloze Vennootschap (Dutch)                                   for that  portfolio  security using the Fund's normal pricing procedures.  Investment  companies  are  valued  at net asset value.  Instruments  with  maturities  of 60 days or less are valued at amortized cost, which approximates market value.
Summary of Investments by Industry
                                       % of Net
Industry                                Assets        Value
---------------------------------------------------------------
Biotechnology                            9.11%    $    881,050
Electric                                 3.49%         337,350
Electronics                              5.94%         574,230
Energy - Alternate Sources               2.74%         264,600
Engineering & Construction               3.04%         293,640
Gas                                      2.37%         228,800
Healthcare - Products                    5.59%         540,342
Household Products/Wares                 2.81%         271,425
Investment Company                       1.84%         177,576
Internet                                 3.28%         317,500
Mining                                   2.13%         206,500
Oil & Gas                                7.69%         744,310
Oil & Gas Services                      16.98%       1,642,270
Pharmaceuticals                          5.85%         565,750
Savings & Loans                          2.24%         217,050
Semiconductors                           6.55%         633,820
Software                                 2.52%         243,520
Telecommunications                       6.98%         675,650
Water                                    8.84%         855,629
---------------------------------------------------------------
Total                                   99.99%    $  9,671,012


ITEM 2.  CONTROLS AND PROCEDURES

(a) The Principal Executive Officer and the Principal Financial Officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing of this report.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.



ITEM 3.  EXHIBITS

Certifications required pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith as Exhibit A.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Capital Management Investment Trust

By: (Signature and Title)        /s/ Joseph A. Zock
                                 _____________________________
                                 Joseph A. Zock
                                 President and Principal Executive Officer


Date: April 19, 2006







Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: (Signature and Title)        /s/ Joseph A. Zock
                                 _____________________________
                                 Joseph A. Zock
                                 President and Principal Executive Officer
                                 Capital Management Investment Trust


Date:  April 19, 2006




By:  (Signature and Title)       /s/ Sarah M. Hunt
                                 _____________________________
                                 Sarah M. Hunt
                                 Vice President and Principal Financial Officer
                                 Capital Management Investment Trust

Date:  April 19, 2006